Five-Year Schedule of Maturities of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	€ 2,244	€ 2,295	[1]	€ 2,194	[1]
Aegon Ltd. [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,418	1,442	[2]
Long-term borrowings	745	1,226	[2]	€ 1,266	[2]
Aegon Ltd. [member] | Remaining terms less than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	499
Aegon Ltd. [member] | Remaining terms 1 - 2 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms 2 - 3 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms 3 - 4 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms 4 - 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	0	0
Long-term borrowings	0	0
Aegon Ltd. [member] | Remaining terms longer than 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,418	1,442
Long-term borrowings	€ 745	€ 727

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.